Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

With limited exceptions, we do not grant equity awards to our employees, and no equity awards were made to our executive officers during 2024. The Company does award stock to its non-employee directors on July 15 of each year. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	we do not grant equity awards to our employees, and no equity awards were made to our executive officers during 2024. The Company does award stock to its non-employee directors on July 15 of each year. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards
MNPI Disclosure Timed for Compensation Value	false